ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2021, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership		Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%		Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%		Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%		Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%		Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99	%(ii)	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%		Investment holding

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99	%(ii)	Computer hardware, technology development

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”) (iii)	August 15, 2014	The PRC	99	%(ii)	Mechanical equipment lease

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%		Provision of content and application delivery services

Beijing Xiangqing Technology Co., Ltd ("Beijing Xiangqing") (iv)	April 28, 2019	The PRC	99	%(ii)	Mechanical equipment lease

Beijing Wangrun Technology Co., Ltd("Beijing Wangrun") (iv)	April 26, 2019	The PRC	99	%(ii)	Mechanical equipment lease

ShenRong Technology (Hongkong) Limited ("ShenRong HK") (iv)	December 16,2019	Hong Kong	100%		Mechanical equipment lease

Beijing Shuosen Technology Co., Ltd ("Beijing Shuosen") (iv)	April 28, 2019	The PRC	99	%(ii)	Mechanical equipment lease

RuiShen Technology (Beijing) Co., Ltd.("RuiShen BJ") (v)	January 16, 2020	The PRC	100%		Technology Development

ChinaCache (Hong Kong) Limited ("CCHK) (vii)	October 30, 2020	The PRC	100%		Technology Development

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) (i)	June 7, 1998	The PRC	—		Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) (i)	September 1, 2005	The PRC	—		Provision of content and application delivery services

ChinaCache Shouming Technology (Beijing) Co., Ltd. ("ChinaCache Shouming") (i)	June 6, 2018	The PRC	—		Technology Development

ShenRong Technology (Beijing) Co., Limited(“ShenRong BJ") (i)	November 22, 2019	The PRC	—		Technology Development
(i)

The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian  is held by two individual shareholders. The equity interest of ChinaCache Shouming is held by Tianjin Ding Sheng Zhi Da Technologies Co., Ltd ("Ding Sheng Zhi Da") and another individual shareholder. The equity interest of Shenrong Bj is held by two individual shareholders. The Founders, Ding Sheng Zhi Da and the other individual shareholders mentiond above are collectively referred as the “Nominal Shareholders”.

(ii)

On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2020 and 2021.

1.      ORGANIZATION (CONTINUED)

(iii)	In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 9). However, due to the disputes disclosed in Note 25, the transaction is not yet closed.

(iv)	In April and December 2019, the Group established certain subsidiaries, Beijing Wangrun, Beijing Xiangqing, Beijing Shuosen, and ShenRong HK, all of which have not started any operation.

(v)	In January 2020, the Group established a subsidiary, RuiShen BJ, a wholly-owned subsidiary of ShenRong HK, which has not started any operation.

(vi)	In January 2020, the Group obtained control over ShenRong BJ through contractual arrangement.

(vii)	In October 2020, the group incorporated ChinaCache (Hong Kong) Limited, or CCHK, a wholly-owned subsidiary of ChinaCache UK.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	2,407	12,775	2,005
Restricted cash	8,463	5,867	921
Accounts receivable (net of allowance for doubtful accounts of RMB75,225 and RMB80,556 (US$12,641) as of December 31, 2020 and 2021, respectively)	51,074	14,509	2,277
Prepaid expenses and other current assets, net	39,664	39,864	6,255
Amounts due from inter-companies (1)	270,245	248,628	39,015
Amounts due from related parties	—	—	—

Total current assets	371,853	321,643	50,473

Non-current assets:
Property and equipment, net	2	—	—
Intangible assets, net	—	—	—
Long term investments	10,103	10,103	1,585
Operating lease right-of-use asset	5,814	3,400	534
Long term deposits and other non-current assets	128	122	19

Total non-current assets	16,047	13,625	2,138

TOTAL ASSETS	387,900	335,268	52,611

1.      ORGANIZATION (CONTINUED)

Legal compliance (continued)

	As of December 31,
	2020	2021
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	257,499	232,662	36,510
Accrued employee benefits	22,367	20,355	3,194
Accrued expenses and other current liabilities	48,883	58,121	9,120
Other payables	—	—	—
Income tax payable	12,196	10,812	1,697
Amounts due to inter-companies (1)	465,151	469,183	73,625
Current portion of operating lease liabilities	2,372	2,565	403
Deferred government grant	—	—	—

Total current liabilities	808,468	793,698	124,549

Non-current liabilities:
Non-current portion of operating lease liabilities	3,470	905	142
Deferred government grant	14,350	14,350	2,252
Other noncurrent liabilities	9,210	—	—

Total non-current liabilities	27,030	15,255	2,394

Total liabilities	835,498	808,953	126,943

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

	For the Years Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	287,653	243,224	63,038	9,892
-Inter-companies	532,766	30,670	16,082	2,523
Net profit/(loss)	60,994	9,718	(26,087)	(4,094)